John Hancock
Small Cap Core Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 97.0%		$1,806,866,302
(Cost $1,720,314,255)
Communication services 7.3%		136,579,943
Entertainment 3.0%
Madison Square Garden Sports Corp.	196,016	35,643,549
Sciplay Corp., Class A (A)(B)	1,163,646	19,770,346
Interactive media and services 3.3%
CarGurus, Inc. (B)	977,616	17,254,922
Yelp, Inc. (B)	716,965	22,591,567
Ziff Davis, Inc. (B)	244,119	21,843,768
Media 1.0%
WideOpenWest, Inc. (B)	1,695,021	19,475,791
Consumer discretionary 9.8%		182,181,621
Auto components 0.9%
Stoneridge, Inc. (B)	712,001	17,557,945
Household durables 2.6%
Newell Brands, Inc.	892,357	14,242,018
Universal Electronics, Inc. (A)(B)	686,871	16,093,388
Vizio Holding Corp., Class A (B)	2,102,427	18,417,261
Leisure products 1.0%
Malibu Boats, Inc., Class A (B)	292,990	17,752,264
Specialty retail 4.0%
Boot Barn Holdings, Inc. (B)	440,006	36,736,100
Lithia Motors, Inc.	139,504	36,717,453
Textiles, apparel and luxury goods 1.3%
Columbia Sportswear Company	257,197	24,665,192
Consumer staples 2.9%		54,503,895
Food and staples retailing 1.0%
United Natural Foods, Inc. (B)	434,337	18,077,106
Household products 1.9%
Central Garden & Pet Company, Class A (B)	620,411	24,586,888
Spectrum Brands Holdings, Inc.	174,424	11,839,901
Energy 5.1%		95,276,837
Oil, gas and consumable fuels 5.1%
Chord Energy Corp.	219,471	31,456,778
Magnolia Oil & Gas Corp., Class A	1,195,871	28,234,514
PDC Energy, Inc.	525,403	35,585,545
Financials 10.7%		198,222,318
Banks 9.1%
Atlantic Union Bankshares Corp.	650,550	25,169,780
Banner Corp.	380,387	24,660,489
First Hawaiian, Inc.	929,458	25,504,328
Independent Bank Group, Inc.	388,948	23,842,512
Pinnacle Financial Partners, Inc.	267,495	21,059,881
SouthState Corp.	295,609	23,530,476
Univest Financial Corp.	898,477	24,393,651
Diversified financial services 1.6%
Compass Diversified Holdings	1,346,828	30,061,201
2	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care 14.9%		$278,233,407
Biotechnology 0.3%
ACADIA Pharmaceuticals, Inc. (B)	334,657	6,368,523
Health care equipment and supplies 6.8%
AngioDynamics, Inc. (B)	838,277	10,914,367
ICU Medical, Inc. (B)	90,627	17,511,855
Integer Holdings Corp. (B)	374,733	24,661,179
Integra LifeSciences Holdings Corp. (B)	395,577	22,666,562
Lantheus Holdings, Inc. (B)	185,558	10,669,585
NuVasive, Inc. (B)	425,680	19,411,008
Teleflex, Inc.	83,023	20,209,459
Health care providers and services 4.3%
Henry Schein, Inc. (B)	256,420	22,090,583
ModivCare, Inc. (B)	153,427	16,456,580
Option Care Health, Inc. (B)	627,659	18,120,515
Patterson Companies, Inc.	773,296	23,345,806
Life sciences tools and services 1.3%
Charles River Laboratories International, Inc. (B)	98,410	23,938,233
Pharmaceuticals 2.2%
Catalent, Inc. (B)	352,253	18,863,148
Prestige Consumer Healthcare, Inc. (B)	349,848	23,006,004
Industrials 16.2%		302,141,432
Aerospace and defense 2.7%
Hexcel Corp.	408,009	28,797,275
Mercury Systems, Inc. (B)	441,879	22,087,322
Building products 5.0%
Gibraltar Industries, Inc. (B)	379,805	20,346,154
PGT Innovations, Inc. (B)	1,218,005	26,430,709
The AZEK Company, Inc. (B)	922,874	22,268,950
Zurn Elkay Water Solutions Corp.	1,124,878	24,589,833
Commercial services and supplies 1.1%
IAA, Inc. (B)	482,443	20,132,346
Construction and engineering 4.6%
Arcosa, Inc.	499,024	29,577,152
EMCOR Group, Inc.	217,795	32,288,109
MasTec, Inc. (B)	246,792	24,242,378
Machinery 2.8%
Crane Holdings Company	127,682	14,718,325
The Timken Company	445,208	36,662,879
Information technology 19.3%		360,178,989
IT services 1.5%
WNS Holdings, Ltd., ADR (B)	328,876	27,865,663
Semiconductors and semiconductor equipment 7.0%
Allegro MicroSystems, Inc. (B)	565,102	21,569,943
Alpha & Omega Semiconductor, Ltd. (B)	653,732	21,547,007
Ambarella, Inc. (B)	252,526	22,686,936
MACOM Technology Solutions Holdings, Inc. (B)	316,825	21,233,612
Synaptics, Inc. (B)	161,808	20,230,854
Veeco Instruments, Inc. (B)	1,216,880	24,167,237
Software 10.8%
Adeia, Inc.	2,012,992	22,042,262
CommVault Systems, Inc. (B)	485,186	30,193,125
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP CORE FUND	3

	Shares	Value
Information technology (continued)
Software (continued)
CyberArk Software, Ltd. (B)	197,927	$27,883,956
Progress Software Corp.	482,187	25,575,198
Tenable Holdings, Inc. (B)	675,476	27,174,399
Varonis Systems, Inc. (B)	983,440	25,412,090
Xperi, Inc. (B)	1,388,285	14,368,750
Zuora, Inc., Class A (B)	3,564,136	28,227,957
Materials 3.4%		62,774,468
Chemicals 1.8%
Avient Corp.	818,176	33,152,492
Construction materials 1.6%
Summit Materials, Inc., Class A (B)	901,460	29,621,976
Real estate 6.4%		118,663,463
Equity real estate investment trusts 6.4%
American Assets Trust, Inc.	864,517	24,604,154
EastGroup Properties, Inc.	200,386	33,714,945
First Industrial Realty Trust, Inc.	592,732	31,622,252
Sunstone Hotel Investors, Inc.	2,613,477	28,722,112
Utilities 1.0%		18,109,929
Multi-utilities 1.0%
Unitil Corp.	347,133	18,109,929

	Yield (%)	Shares	Value
Short-term investments 4.0%			$73,757,922
(Cost $73,737,352)
Short-term funds 4.0%			73,757,922
John Hancock Collateral Trust (C)	4.3787(D)	7,377,415	73,757,922

Total investments (Cost $1,794,051,607) 101.0%	$1,880,624,224
Other assets and liabilities, net (1.0%)	(18,101,709)
Total net assets 100.0%	$1,862,522,515

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(D)	The rate shown is the annualized seven-day yield as of 1-31-23.
4	JOHN HANCOCK SMALL CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of January 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	7,377,415	$105,143,815	$180,707,431	$(212,139,826)	$24,926	$21,576	$746,300	—	$73,757,922
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended January 31, 2023, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Sciplay Corp., Class A*	1,163,646	$9,930,829	$6,596,609	$(54,186)	$16,612	$3,280,482	—	—	$19,770,346
Universal Electronics, Inc.	686,871	$13,390,552	709,684	(43,375)	(3,800)	2,040,327	—	—	16,093,388
					$12,812	$5,320,809	—	—	$35,863,734

*	The security was not an affiliate at the beginning of the year.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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